Policyholder Claims and Benefits - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Claims And Benefits Paid [abstract]
Fair value changes on for account of policyholder financial assets	€ 33,188	€ (11,326)	€ 20,524
Increase of technical provisions for life insurance contracts	€ 2,431	€ 1,403	€ 601